Average Annual Total Returns			12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
		May 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
50 J.P. Morgan Emerging Market Bond Index Global Diversified Index 50 J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		50% J.P. Morgan Emerging Market Bond Index Global Diversified Index/50% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index(reflects no deduction for fees, expenses or taxes)
MSCI Emerging Markets Investable Markets Index (reflects no deduction for fees, expenses or taxes except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Investable Markets Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			31.38%	4.66%		8.37%
MarketVectorTM Global Gold Miners Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	MarketVectorTM Global Gold Miners Index1(reflects no deduction for fees, expenses or taxes, except withholding taxes)
MSCI AC World Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI AC World Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			22.34%	11.19%		11.72%
NYSE Arca Gold Miners Index (reflects no deduction for expenses or taxes except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			158.28%	21.22%		21.83%
VanEck VIP Emerging Markets Bond Fund Initial Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Initial Class Shares (9/1/89)
VanEck VIP Emerging Markets Fund Initial Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Initial Class Shares (12/21/95)
Average Annual Return, Percent			29.92%	(0.77%)		5.48%
Van Eck VIP Emerging Markets Fund S Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class S Shares (5/12/16)
Average Annual Return, Percent			29.63%	(1.10%)	5.32%
Performance Inception Date		May 12, 2016
VanEck VIP Global Gold Fund Class S
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class S Shares (4/26/13)
Initial Class Prospectus | 50 J.P. Morgan Emerging Market Bond Index Global Diversified Index 50 J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			16.80%	1.50%		4.20%
Initial Class Prospectus | ICE BofA Global Broad Market Plus Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA Global Broad Market Plus Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.05%	(2.41%)		1.11%
Initial Class Prospectus | MSCI AC World Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI AC World Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			22.34%	11.19%		11.72%
Initial Class Prospectus | S&P® Global Natural Resources Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P® Global Natural Resources Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			28.86%	10.61%		10.38%
Initial Class Prospectus | VanEck VIP Emerging Markets Bond Fund Initial Class
Prospectus [Line Items]
Average Annual Return, Percent			18.49%	3.91%		5.24%
Initial Class Prospectus | VanEck VIP Global Gold Fund Class S
Prospectus [Line Items]
Average Annual Return, Percent			164.43%	20.00%		20.89%
Initial Class Prospectus | VanEck VIP Global Resources Fund Initial Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Initial Class Shares (9/1/89)
Average Annual Return, Percent			36.48%	10.51%		8.33%
Initial Class Prospectus | VanEck VIP Global Resources Fund S Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class S Shares (5/1/06)
Average Annual Return, Percent			36.17%	10.24%		8.06%
Performance Inception Date		May 01, 2006
Class S Prospectus | 50 J.P. Morgan Emerging Market Bond Index Global Diversified Index 50 J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		50% J.P. Morgan Emerging Market Bond Index Global Diversified Index/50% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Class S Prospectus | ICE BofA Global Broad Market Plus Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA Global Broad Market Plus Index (reflects no deduction for fees, expenses or taxes)
Class S Prospectus | MarketVectorTM Global Gold Miners Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	MarketVectorTM Global Gold Miners Index1(reflects no deduction for fees, expenses or taxes, except withholding taxes)
Class S Prospectus | NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			158.28%	21.22%		21.83%
Class S Prospectus | MSCI AC World Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI AC World Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			22.34%	11.19%		11.72%
Class S Prospectus | VanEck VIP Emerging Markets Bond Fund Initial Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Initial Class Shares (9/1/89)
Class S Prospectus | VanEck VIP Global Gold Fund Class S
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class S Shares (4/26/13)
Average Annual Return, Percent			164.43%	20.00%		20.89%
Performance Inception Date		Apr. 26, 2013

[1]	Effective January 1, 2026, MarketVectorTM Global Gold Miners Index replaced the NYSE Arca Gold Miners Index as the Fund’s primary performance benchmark. The MarketVectorTM Global Gold Miners Index was launched on June 3, 2025.
[2]	Effective January 1, 2026, MarketVectorTM Global Gold Miners Index replaced the NYSE Arca Gold Miners Index as the Fund’s primary performance benchmark. The MarketVectorTM Global Gold Miners Index was launched on June 3, 2025.